Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Executive Board and Board of Directors loans
in	2020		2019	2018
Executive Board loans (CHF million)
Balance at beginning of period	32	[1]	33	26
Additions	5		13	8
Reductions	(24)		(14)	(1)
Balance at end of period	13	[1]	32	33
Board of Directors loans (CHF million)
Balance at beginning of period	9	[2]	10	11
Additions	0		3	0
Reductions	0		(4)	(1)
Balance at end of period	9	[2]	9	10
1 The number of individuals with outstanding loans was five at the beginning of the year and four at the end of the year.
2 The number of individuals with outstanding loans was four at the beginning of the year and three at the end of the year.

Loans outstanding made by the Group or any subsidiaries to equity method investees
Loans made by the Group or any subsidiaries to equity method investees
in	2020	2019	2018
Loans to equity method investees (CHF million)
Balance at beginning of period	299	253	173
Net borrowings/(repayments)	115	46	80
Balance at end of period	414	299	253

Bank
Executive Board and Board of Directors loans
Executive Board and Board of Directors loans
	2020		2019	2018
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	32	[1]	33	26
Additions	5		13	8
Reductions	(24)		(14)	(1)
Balance at end of period	13	[1]	32	33
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	9	[2]	10	11
Additions	0		3	0
Reductions	0		(4)	(1)
Balance at end of period	9	[2]	9	10
1 The number of individuals with outstanding loans was five at the beginning of the year and four at the end of the year.
2 The number of individuals with outstanding loans was four at the beginning of the year and three at the end of the year.

Schedule of Related Party Transactions [Table Text Block]
Related party assets and liabilities
end of	2020	2019
Assets (CHF million)
Net loans	8,444	7,258
Other assets	200	665
Total assets	8,644	7,923
Liabilities (CHF million)
Due to banks/customer deposits	1,119	1,268
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	93	108
Short-term borrowings	440	485
Long-term debt	52,144	32,764
Other liabilities	1,098	1,401
Total liabilities	54,894	36,026
Related party revenues and expenses
in	2020	2019	2018
Revenues (CHF million)
Interest and dividend income	(39)	(5)	10
Interest expense	(1,618)	(1,307)	(924)
Net interest income	(1,657)	(1,312)	(914)
Commissions and fees	114	80	87
Other revenues	104	104	72
Net revenues	(1,439)	(1,128)	(755)
Expenses (CHF million)
Total operating expenses	1,967	1,867	1,642
Related party guarantees and commitments
end of	2020	2019
Guarantees and commitments (CHF million)
Credit guarantees and similar instruments	4	5
Revocable loan commitments	88	0